Land use rights	12 Months Ended
Dec. 31, 2024
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Land use rights
13.
Land use rights

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
Net book amount at January 1	2,480	2,437
Additions	32	—
Amortization charge	(75)	(73)
Net book amount at December 31	2,437	2,364

The land use rights mainly represent prepaid operating lease payments in respect of land in the Mainland China with lease period ranging from 30 to 40 years.